UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2014

Date of reporting period:	5/31/2013

Item 1. Schedule of Investments

Prudential Floating Rate Income Fund

Schedule of Investments

as of May 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 90.2%
BANK LOANS(a) — 86.3%
Aerospace & Defense — 1.3%
Booz Allen & Hamilton, Inc.	Ba3	4.500%	07/31/19	249	$ 249,991
Dundee Holding, Inc.	B2	5.500%	04/09/20	500	503,438
Tasc, Inc.	B1	4.500%	12/18/15	248	248,313

					1,001,742

Airlines — 0.9%
United Airlines	Ba2	4.000%	04/01/19	325	328,006
US Airways, Inc.	B2	4.250%	05/23/19	350	349,563

					677,569

Automotive — 1.3%
ASP HHI Acquisition Co., Inc.	B2	4.031%	10/05/18	235	238,041
Chrysler Group LLC	Ba1	6.000%	05/24/17	273	276,425
Schaeffler AG	Ba3	4.250%	01/27/17	450	455,241

					969,707

Brokerage — 0.9%
BATS Global Markets, Inc.	B1	7.000%	12/14/18	185	185,462
HarbourVest Partners LLC	Ba3	4.040%	11/21/17	250	250,854
VFH Parent LLC	Ba2	5.808%	07/08/16	226	227,548

					663,864

Building Materials & Construction — 2.3%
Apex Tool Group, LLC	B1	4.500%	01/31/20	500	502,500
Armstrong World Industries, Inc.	B1	3.500%	03/16/20	200	200,417
CHI Overhead Doors, Inc.	B3	5.500%	03/18/19	200	201,500
QS0001 Corp./Tomkins Air Distribution	B1	5.000%	11/09/18	249	251,869
Summit Materials LLC	B1	5.000%	01/30/19	272	273,822
Wilsonart LLC	B2	4.250%	10/31/19	249	249,375

					1,679,483

Business Services — 2.9%
Acosta, Inc.	B1	5.000%	03/02/18	200	201,079
ADS Waste Holdings, Inc.	B1	4.250%	10/09/19	424	426,190
Advantage Sales & Marketing LLC	B1	4.250%	12/18/17	499	504,984
Expert Global Solutions, Inc.	Ba3	8.500%	04/03/18	149	150,396
GCA Services Group, Inc.	B1	5.250%	11/01/19	100	100,393
ISS A/S	Ba3	3.750%	04/30/18	650	653,453
WCA Waste Corp. (original cost $98,024; purchased 03/09/12)(b)(c)	B1	4.000%	03/23/18	99	99,248

					2,135,743

Cable — 3.7%
Bragg Communications, Inc.	Ba3	3.500%	02/28/18	199	200,160
Cequel Comm LLC	Ba2	3.500%	02/14/19	500	501,250
Nine Entertainment Co. Pty Ltd.	Ba2	3.500%	02/05/20	500	502,292
Virgin Media Investment Holdings Ltd.	Ba3	3.500%	06/08/20	500	499,306
WideOpenWest Finance LLC	B1	4.750%	04/01/19	495	498,353
Yankee Cable Acquisition LLC	B1	5.250%	03/01/20	556	560,761

					2,762,122

Capital Goods — 4.7%
Brand Energy & Infrastructure Services	B2	6.250%	10/31/18	201	203,363
Brand Energy & Infrastructure Services	B2	6.250%	10/31/18	48	48,807
Colfax Corp.	Ba2	3.250%	01/11/19	249	250,778

CPM Acquisition Corp.	B1	6.250%	08/29/17	721	722,277
Generac Power Systems, Inc.	B2	3.500%	05/31/20	127	127,027
Hupah Finance, Inc.	B1	4.500%	01/21/19	124	124,680
Husky Injection Molding Systems Ltd.	Ba3	4.250%	06/30/18	223	224,843
Pelican Products, Inc.	B1	7.000%	07/11/18	125	126,306
Pro Mach, Inc.	B2	5.000%	07/06/17	345	347,103
RBS Global, Inc./Rexnord LLC	BB(d)	3.750%	04/30/18	207	209,485
Silver II Borrower S.C.A.	B1	4.000%	12/13/19	499	498,594
W3 Co.	B2	5.750%	03/13/20	200	201,500
Wesco Distribution, Inc.	Ba3	4.500%	12/12/19	249	250,932
WireCo WorldGroup, Inc.	Ba2	6.000%	02/15/17	149	150,556

					3,486,251

Chemicals — 4.2%
Arysta LifeScience SPC LLC, 1st Lien	Ba3	4.500%	05/29/20	150	150,937
Arysta LifeScience SPC LLC, 2nd Lien	Caa1	8.250%	11/30/20	125	126,328
Cyanco Intermediate Corp.	B2	4.776%	05/01/20	150	151,313
Emerald Performance Materials LLC	B1	6.750%	05/18/18	199	198,996
Houghton International, Inc.	B1	5.250%	12/20/19	249	251,141
Kronos Worldwide, Inc.	Ba3	7.000%	06/13/18	81	81,707
Nexeo Solutions LLC	B1	5.000%	09/08/17	294	293,755
Nusil Technology LLC	B1	5.250%	04/07/17	204	204,477
Tronox Pigments Netherlands BV	Ba2	4.500%	03/19/20	541	545,626
Unifrax I LLC	B2	4.250%	11/28/18	133	133,865
Univar, Inc.	B2	5.000%	06/30/17	244	242,153
U.S. Coatings Acquistion, Inc.	B1	4.750%	02/03/20	750	756,844

					3,137,142

Consumer — 6.0%
Alliance Laundry Holdings LLC	B2	9.500%	12/10/19	205	208,636
Bombardier Recreational Products, Inc.	B1	4.000%	01/30/19	377	378,934
Bright Horizons Family Solutions	B1	4.000%	01/30/20	224	225,770
Calceus Acquisition, Inc.	B2	5.750%	01/31/20	249	251,912
Fender Musical Instruments Corp.	B2	5.750%	04/03/19	100	100,750
Huish Detergents, Inc.	B1	5.500%	03/23/20	250	251,485
KAR Auctions Services, Inc.	Ba3	3.750%	05/19/17	146	147,767
Laureate Education, Inc.	B1	5.250%	06/15/18	249	249,574
Party City Holdings, Inc.	B1	4.250%	07/29/19	199	199,598
Prestige Brands Holdings, Inc.	Ba3	3.750%	01/31/19	245	246,967
Revlon Consumer Products Corp.	Ba2	4.000%	11/20/17	190	192,158
Serta Simmons Holdings LLC	B2	5.000%	10/01/19	499	501,521
Spin Holdco, Inc.	B2	4.250%	11/14/19	175	175,821
SRAM Corp.	B1	4.000%	04/10/20	348	349,578
Tempur-Pedic International, Inc.	Ba3	3.500%	03/18/20	427	427,231
West Corp.	Ba3	4.250%	06/30/18	398	400,736
Wolverine Worldwide, Inc.	Ba2	4.000%	10/09/19	149	150,711

					4,459,149

Electric — 2.2%
AES Corp. (The)	Ba1	3.750%	06/01/18	499	503,582
Dynegy, Inc.	B1	4.000%	04/23/20	92	92,558
Freif North American Power I LLC	Ba3	4.750%	03/29/19	34	34,120
Freif North American Power I LLC	Ba3	4.750%	03/29/19	207	207,926
Gim Channelview Cogeneration LLC	Ba3	4.250%	05/08/20	140	140,525
Star West Generation LLC	Ba3	4.250%	03/13/20	500	505,937
TPF Generation Holdings LLC	B2	4.750%	12/31/17	175	176,969

					1,661,617

Energy-Other — 2.9%
Arch Coal, Inc.	Ba3	5.750%	05/16/18	372	375,794
EP Energy LLC	Ba3	4.500%	04/30/19	275	276,856
Frac Tech Services LLC	B3	8.500%	05/06/16	249	245,255
Murray Energy Corp.	Ba3	4.750%	05/24/19	250	251,406
Pacific Drilling SA	B1	4.500%	06/01/18	525	526,477
Power Buyer LLC	B2	4.250%	05/06/20	22	22,222
Power Buyer LLC	B2	4.250%	05/06/20	178	177,945
Walter Energy, Inc.	Ba3	5.750%	04/02/18	288	290,238

					2,166,193

Foods — 5.9%
AdvancePierre Foods, Inc.	B1	5.750%	07/10/17	249	250,622
Albertson’s, LLC	BB-(d)	4.250%	03/21/16	151	152,047
Albertson’s, LLC	BB-(d)	4.750%	03/21/19	99	98,833
ARAMARK Corp.	B1	4.000%	08/22/19	250	252,622
BJ’s Wholesale Club, Inc.	B3	4.250%	09/26/19	498	499,191
California Pizza Kitchen, Inc.	B2	5.250%	03/29/18	150	150,563
Del Monte Foods Co.	B1	4.000%	03/08/18	478	480,401
Dole Food Co., Inc.	Ba3	3.750%	04/01/20	250	250,938
H.J. Heinz Company	Ba2	3.500%	06/08/20	750	757,187
Michael Foods, Inc.	Ba3	4.250%	02/25/18	135	137,163
Mill US Acquisition, LLC	B1	4.750%	05/31/20	175	174,125
Performance Food Group, Inc.	B3	6.250%	11/14/19	325	325,731
Pinnacle Foods Fin LLC	Ba3	3.250%	04/29/20	290	290,541
Sprouts Farmers LLC	B2	3.777%	04/23/20	400	400,500
Wendy’s International, Inc.	B1	3.250%	05/15/19	171	171,400

					4,391,864

Gaming — 1.9%
Affinity Gaming LLC	Ba2	5.500%	11/09/17	120	121,654
Caesars Entertainment Operating Co., Inc.	B3	5.526%	01/29/18	190	169,569
Cannery Casino Resorts LLC	B2	6.000%	10/02/18	249	251,859
CCM Merger, Inc., Term Loan	B2	5.500%	03/01/17	474	477,324
Global Cash Access, Inc.	B1	4.000%	03/01/16	64	64,687
Station Casinos LLC	B2	5.000%	03/02/20	300	302,438

					1,387,531

Healthcare & Pharmaceutical — 7.5%
Alere, Inc.	Ba3	3.533%	06/30/17	223	225,033
Alliance HealthCare Services, Inc.	Ba3	4.250%	06/03/19	750	750,000
Alliance HealthCare Services, Inc.	Ba3	7.250%	06/01/16	254	254,634
Apria Healthcare Group, Inc.	B2	6.750%	04/06/20	125	125,313
Boston Luxembourg III S.a.r.l.	Ba3	5.000%	08/28/19	250	252,500
Catalent Pharma Solutions, Inc.	Ba3	4.250%	09/15/17	396	398,186
Catalent Pharma Solutions, Inc.	Caa1	6.500%	12/29/17	250	252,344
Emergency Medical Services Corp.	Ba3	4.000%	05/25/18	466	468,570
Grifols, Inc.	Ba2	4.250%	06/01/17	489	493,123
HCR Healthcare LLC	B1	5.000%	04/06/18	193	191,100
Hologic, Inc.	Ba2	4.500%	08/01/19	496	499,440
IASIS Healthcare Corp.	Ba3	4.500%	05/03/18	245	246,420
Par Pharmaceutical Cos., Inc.	B1	4.250%	09/28/19	398	399,164
RadNet, Inc.	Ba3	4.250%	10/10/18	299	299,619
Select Medical Corp.	Ba2	5.500%	06/01/18	117	116,972
Truven Health Analytics, Inc.	Ba3	4.500%	06/06/19	99	99,622

Vanguard Health Holding Co. LLC	Ba2	3.750%	01/29/16	275	277,956
Warner Chilcott Corp.	Ba3	4.250%	03/15/18	66	67,118
Warner Chilcott Corp.	Ba3	4.250%	03/15/18	84	85,174
Warner Chilcott Corp.	Ba3	4.250%	03/15/18	30	30,181
Warner Chilcott Corp.	Ba3	4.250%	03/15/18	37	37,077

					5,569,546

Insurance — 0.8%
AmWINS Group, Inc	B1	5.000%	09/06/19	249	251,323
CCC Information Services, Inc.	B+(d)	4.000%	12/20/19	325	326,422

					577,745

Media & Entertainment — 9.4%
AMC Entertainment, Inc.	Ba2	3.500%	04/30/20	500	501,146
Audio Visual Services Group, Inc.	B1	6.750%	11/09/18	348	353,474
Clear Channel Communcations, Inc.	Caa1	3.844%	01/29/16	500	460,833
Crown Media Holdings, Inc.	Ba2	4.000%	07/16/18	82	82,314
EMI Group North America Holdings, Inc.	Ba3	4.250%	06/29/18	348	350,862
Entravision Communications Corp.	B2	3.500%	05/31/20	250	250,000
FoxCo Acquisition Sub LLC	B2	5.500%	07/14/17	348	353,141
Getty Images, Inc.	B1	4.750%	10/18/19	499	501,244
Granite Broadcasting Corp. (original cost $89,750; purchased 05/23/12)(b)(c)	B2	8.500%	05/23/18	92	93,450
Gray Television, Inc.	B2	4.750%	10/14/19	241	243,326
Intelsat Jackson Holdings S.A.	Ba3	4.500%	04/02/18	293	294,492
Kasima LLC	Baa2	3.250%	05/17/21	500	500,625
Mood Media Corp.	Ba2	7.000%	05/06/18	44	44,370
NEP/NCP Holdco, Inc.	B1	4.750%	01/22/20	499	503,270
NEP/NCP Holdco, Inc.	Caa1	9.500%	07/22/20	57	59,000
RentPath, Inc.	B2	6.250%	05/29/20	325	319,719
Salem Communications Corp.	B2	4.500%	03/13/20	150	151,685
SuperMedia, Inc.	NR	11.000%	12/30/16	463	387,234
Telesat LLC	Ba3	3.500%	03/28/19	397	398,985
Tribune Co.	Ba3	4.000%	12/31/19	474	478,744
Univision Communications, Inc.	B2	4.750%	03/01/20	400	398,478
WMG Acquisition Corp.	Ba3	3.750%	07/31/20	275	273,625

					7,000,017

Metals — 1.1%
Atlas Iron Ltd.	B2	7.781%	12/11/17	200	199,001
FMG Resources (August 2006) Pty Ltd.	Ba1	5.250%	10/18/17	249	249,821
JMC Steel Group, Inc.	B1	4.750%	04/01/17	247	249,325
Phoenix Services International LLC	B1	7.750%	06/30/17	100	100,748
SunCoke Energy, Inc.	Ba1	4.000%	07/26/18	53	53,085

					851,980

Non-Captive Finance — 4.1%
Altisource Portfolio Solutions	B1	4.773%	11/27/19	350	353,063
AWAS Finance Luxembourg SA	Ba2	4.750%	07/16/18	145	146,366
Fly Funding II S.a.r.l.	B1	4.500%	08/08/18	244	246,514
Flying Fortress, Inc.	Ba2	3.031%	06/30/17	271	273,034
ION Trading Technologies Ltd.	B2	4.500%	05/22/20	250	251,250
iStar Financial, Inc.	B1	4.500%	10/15/17	223	225,303
KCG Holdings, Inc.	Ba3	5.750%	02/28/18	450	445,500
Mondrian Investment Partners Ltd.	Ba2	4.000%	03/09/20	76	76,013
RBS Worldpay, Inc.	Ba3	4.750%	11/29/19	475	479,305
SNL Financial LC	B2	5.500%	10/23/18	369	371,372
StoneRiver Holdings, Inc.	B1	4.500%	11/30/19	200	200,080

					3,067,800

Packaging — 1.9%
BWAY Holding Co. (original cost $497,503; purchased 10/25/12 - 01/15/13)(b)(c)	B1	3.523%	08/06/17	499	503,946
Exopack LLC	B2	6.500%	05/31/17	246	246,239
Pact Group USA, Inc.	Ba3	3.750%	05/29/20	125	126,094
Reynolds Group Holdings, Inc.	B1	4.750%	09/30/18	262	264,228
Tricorbraun, Inc.	B1	4.250%	05/03/18	248	248,745

					1,389,252

Pipelines & Other 0.1%
Ruby Western Pipeline Holdings LLC	Ba2	3.500%	03/27/20	100	100,250

Real Estate — 1.3%
CBRE Services	Ba1	3.035%	03/26/21	450	451,125
Realogy Corp.	BB-(d)	4.444%	10/10/16	15	14,858
Realogy Corp.	B1	4.500%	03/15/20	250	252,250
Starwood Property Trust, Inc.	B1	3.028%	04/17/20	250	250,000

					968,233

Restaurants — 0.4%
Landry’s Restaurants, Inc.	Ba3	3.775%	04/24/18	248	250,181
PF Changs China Bistro, Inc.	Ba3	5.250%	06/22/19	75	75,558

					325,739

Retailers — 2.9%
Academy, Ltd.	B1	4.500%	08/03/18	198	199,137
Bass Pro Group LLC	B1	4.000%	11/20/19	245	246,396
Leslie’s Poolmart, Inc.	B2	5.250%	10/16/19	245	250,987
Neiman Marcus Group, Inc. (The)	B2	4.000%	05/16/18	280	279,700
Petco Animal Supplies, Inc.	Ba3	4.000%	11/24/17	200	201,688
Rite Aid Corp.	B1	4.000%	02/21/20	375	378,187
Rite Aid Corp.	B3	5.750%	08/21/20	375	387,305
Toys “R” Us Delaware, Inc.	B1	5.250%	05/25/18	238	235,212

					2,178,612

Technology — 11.4%
Alcatel-Lucent USA, Inc.	B1	6.250%	08/01/16	250	253,000
Ancestry.com, Inc.	B1	4.250%	05/15/18	250	251,016
Ancestry.com, Inc.	B1	7.000%	12/28/18	182	183,076
Avaya, Inc.	B1	4.773%	10/26/17	442	395,585
Avaya, Inc.	B1	8.000%	03/30/18	199	191,197
Blackboard, Inc.	B1	6.250%	10/04/18	447	454,155
CDW Corp.	Ba3	3.500%	04/30/20	500	497,969
Ceridian Corp.	B1	6.025%	05/09/17	499	501,712
CompuCom Systems, Inc.	B1	4.250%	05/11/20	300	298,500
Deltek, Inc. (original cost $370,322; purchased 10/04/12)(b)(c)	B1	4.037%	10/10/18	374	377,647
Edwards (Cayman Islands II) Ltd.	B2	4.750%	03/26/20	120	120,915
Evertec Group LLC	B1	3.028%	04/17/20	275	274,863
First Data Corp.	B1	4.195%	03/26/18	569	566,450
Freescale Semiconductor, Inc.	B1	5.000%	02/28/20	497	499,110
Genesys Telecom Holdings U.S., Inc.	B1	4.000%	02/08/20	100	100,556
Hyland Software, Inc.	B2	4.526%	10/25/19	249	250,622
Interactive Data Corp.	Ba3	3.750%	02/12/18	487	489,244
Kronos, Inc.	Ba3	9.750%	04/30/20	450	471,375

MMI International Ltd.	Ba3	7.250%	11/30/18	150	150,000
MModal, Inc.	B1	6.750%	08/17/19	335	330,468
NXP BV	B1	4.500%	03/03/17	418	426,853
RP Crown Parent LLC	B1	6.750%	12/21/18	249	253,220
Sophia LP	B1	4.500%	07/19/18	145	145,975
SunGard Data Systems, Inc.	Ba3	4.000%	03/06/20	250	253,281
SunGard Data Systems, Inc.	Ba3	4.500%	01/31/20	249	252,336
Syniverse Holdings, Inc.	B1	4.000%	04/23/19	250	251,094
Syniverse Holdings, Inc.	B1	5.000%	04/23/19	248	249,133

					8,489,352

Telecommunications — 3.3%
Asurion LLC	Ba2	4.500%	05/24/19	485	487,610
Cricket Communications, Inc.	Ba3	4.750%	03/09/20	250	251,125
Fibertech Networks LLC	B2	4.500%	12/18/19	192	192,957
Global Tel*Link Corp.	B2	5.000%	05/25/20	346	347,106
Level 3 Finance, Inc.	Ba3	4.750%	08/01/19	500	504,687
LTS Buyer LLC	B1	4.500%	04/13/20	100	100,812
nTelos, Inc.	B1	5.750%	11/09/19	249	245,848
Securus Technologies, Inc.	B2	4.750%	04/30/20	50	50,313
Zayo Group LLC	B1	4.500%	07/02/19	150	150,446
Zayo Group LLC	B1	4.500%	07/02/19	149	149,694

					2,480,598

Transportation — 1.0%
Avis Budget Car Rental LLC	Ba1	3.000%	03/15/19	248	249,288
Hertz Corp.	Ba1	1.000%	03/12/18	500	492,500

					741,788

TOTAL BANK LOANS (cost $63,399,730)					64,320,889

CORPORATE BONDS — 3.9%
Consumer — 0.4%
First Quality Finance Co, Inc., Sr. Unsec’d. Notes, 144A	B2	4.625%	05/15/21	250	243,750
SIWF Merger Sub, Inc./Springs Industries, Inc., Sr. Sec’d. Notes, 144A	B2	6.250%	06/01/21	75	74,625

					318,375

Foods — 0.3%
ARAMARK Corp., Sr. Notes, 144A	B3	5.750%	03/15/20	250	258,750

Gaming — 0.5%
SugarHouse HSP Gaming LP, Sr. Sec’d. Notes, 144A	B3	6.375%	06/01/21	250	251,250
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $110,294; purchased 05/18/11 - 03/13/12)(b)(c)	B1	11.375%	07/15/16	100	106,250

					357,500

Healthcare & Pharmaceutical — 0.3%
Mallinckrodt International Finance SA (Luxembourg), Gtd. Notes, 144A	Ba2	4.750%	04/15/23	200	202,820

Media & Entertainment — 1.2%
Cedar Fair, L.P., Gtd. Notes, 144A	B1	5.250%	03/15/21	250	250,000
Cinemark USA, Inc., Gtd. Notes	B2	5.125%	12/15/22	250	253,750
Lamar Media Corp., Gtd. Notes	Ba2	9.750%	04/01/14	200	211,500
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	200	212,000

					927,250

Paper — 0.4%
Graphic Packaging International, Inc., Gtd. Notes	Ba3	9.500%	06/15/17	250	262,300

Real Estate Investment Trusts — 0.5%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	5.625%	03/01/23	350	356,125

Retailers — 0.3%
Dufry Finance SCA (Luxembourg), Sr. Unsec’d. Notes, 144A	Ba3	5.500%	10/15/20	200	210,500

TOTAL CORPORATE BONDS (cost $2,937,312)					2,893,620

TOTAL LONG-TERM INVESTMENTS (cost $66,337,042)					67,214,509

SHORT-TERM INVESTMENT — 18.8%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $14,073,450)(e)	14,073,450	14,073,450

TOTAL INVESTMENTS — 109.0% (cost $80,410,492)(f)		81,287,959
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.0)%		(6,741,217)

NET ASSETS — 100.0%		$74,546,742

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
NR	Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of May 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2013.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $1,165,893. The aggregate value, $1,180,541, is approximately 1.6% of net assets.
(d)	Standard & Poor’s Rating.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	The United States federal income tax basis of the Schedule of Investments was $80,475,461; accordingly, net unrealized appreciation on investments for federal income tax purposes was $812,498 (gross unrealized appreciation $886,106; gross unrealized depreciation $73,608). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$57,230,936	$7,089,953
Corporate Bonds	—	2,893,620	—
Affiliated Money Market Mutual Fund	14,073,450	—	—

Total	$14,073,450	$60,124,556	$7,089,953

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Bank Loans
Balance as of 2/28/13	$6,042,023
Realized gain (loss)	12,566
Change in unrealized appreciation (depreciation)	(15,573)
Purchases	2,678,299
Sales	(1,588,043)
Accrued discount/premium	4,630
Transfers into Level 3	1,861,453
Transfers out of Level 3	(1,905,402)

Balance as of 05/31/13	$7,089,953

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 11 bank loans transferred into Level 3 as a result of using a single broker quote and 7 bank loans transferred out of Level 3 as a result of no longer using a single broker quote.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies may include, but not limited to, using prices provided by a single broker/dealer, the cost of the investment, and the prices of any recent transactions or bids/offers for such securities or any comparable securities.

Prudential Government Income Fund

Schedule of Investments

as of May 31, 2013 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.9%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.5%
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4(a)	5.696%(b)	12/10/49	3,000	$ 3,451,386
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%	12/11/49	3,000	3,086,583
Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class AM	5.404%(b)	02/15/39	300	327,588
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%	12/10/45	2,000	1,924,118
CWCapital Cobalt Ltd., Series 2007-C3, Class A3	5.791%(b)	05/15/46	1,734	1,829,864
Fannie Mae-ACES, Series 2012-M2, Class A2	2.717%	02/25/22	270	270,234
Federal National Mortgage Association, Series 2012-M13, Class A2	2.377%	05/25/22	3,250	3,165,429
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%	03/25/19	500	583,459
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A2	4.186%	08/25/19	6,600	7,414,064
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class A2	4.224%	03/25/20	6,400	7,158,746
FHLMC Multifamily Structured Pass-Through Certificates, Series K010, Class A2	4.333%	10/25/20	6,400	7,209,677
FHLMC Multifamily Structured Pass-Through Certificates, Series K011, Class A2	4.084%	11/25/20	6,400	7,102,957
FHLMC Multifamily Structured Pass-Through Certificates, Series K013, Class A2	3.974%	01/25/21	6,600	7,273,180
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class A2(a)	2.968%	10/25/21	4,700	4,827,271
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.611%	05/25/22	15,413	1,592,528
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class A2	2.396%	06/25/22	6,400	6,238,195
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.514%(b)	06/25/22	16,657	1,793,692
FHLMC Multifamily Structured Pass-Through Certificates, Series K026, Class A2	2.510%	11/25/22	6,400	6,289,350
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.754%	08/25/16	7,087	287,447
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.914%(b)	05/25/19	13,457	1,223,534
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.711%	07/25/19	12,979	1,151,956
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	5.381%	03/10/39	1,225	1,264,464
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2	5.778%(b)	08/10/45	1,537	1,557,463
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A3	5.814%(b)	06/15/49	1,600	1,688,715
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%(b)	12/12/49	3,300	3,657,852
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A2	5.590%	09/12/49	1,678	1,679,337
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4B	5.284%(b)	09/15/42	1,192	1,284,181
NCUA Guaranteed Notes, Series 2010-C1, Class A2	2.900%	10/29/20	4,000	4,214,836
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%	12/10/45	2,400	2,341,363
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%(b)	01/15/45	2,000	2,211,306
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.733%(b)	05/15/43	3,000	3,370,269

Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765%(b)	07/15/45	4,463	4,879,048

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $102,467,140)				102,350,092

CORPORATE BONDS — 1.0%
Depfa ACS Bank (Ireland), Covered Notes, 144A	5.125%	03/16/37	1,145	1,024,775
DNB Boligkreditt AS (Norway), Covered Notes, 144A	1.450%	03/21/19	1,320	1,307,064
Kommunalbanken AS (Norway), Sr. Unsec’d Notes, 144A	1.125%	05/23/18	1,868	1,840,354
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Notes	2.375%	08/25/21	1,080	1,097,712
Stadshypotek AB (Sweden), Covered Notes, 144A(a)	1.250%	05/23/18	700	687,820

TOTAL CORPORATE BONDS (cost $6,080,361)				5,957,725

MUNICIPAL BOND — 0.2%
Utah St., BABs, Series D, GO	4.554%	07/01/24	1,170	1,336,748

TOTAL MUNICIPAL BOND (cost $1,170,000)				1,336,748

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
MLCC Mortgage Investors, Inc., Series 2003-E, Class A1	0.813%(b)	10/25/28	240	238,921
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.583%(b)	02/25/34	827	836,270

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,073,135)				1,075,191

SMALL BUSINESS ADMINISTRATION AGENCIES — 0.7%
Small Business Administration Participation Certificates, Series 1995-20B, Class 1	8.150%	02/01/15	229	238,928
Small Business Administration Participation Certificates, Series 1995-20L, Class 1	6.450%	12/01/15	862	901,842
Small Business Administration Participation Certificates, Series 1996-20H, Class 1	7.250%	08/01/16	823	865,931
Small Business Administration Participation Certificates, Series 1996-20K, Class 1	6.950%	11/01/16	623	657,419
Small Business Administration Participation Certificates, Series 1997-20A, Class 1	7.150%	01/01/17	232	245,876
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000%	09/01/18	1,007	1,089,667

TOTAL SMALL BUSINESS ADMINISTRATION AGENCIES (cost $3,805,227)				3,999,663

U.S. GOVERNMENT AGENCY OBLIGATIONS — 42.2%
Federal Home Loan Mortgage Corp.	0.750%	01/12/18	1,425	1,402,741
Federal Home Loan Mortgage Corp.(a)	0.875%	03/07/18	6,605	6,525,912
Federal Home Loan Mortgage Corp.	2.354%(b)	05/01/34	1,466	1,564,282
Federal Home Loan Mortgage Corp.(c)	3.500%	TBA	1,000	1,048,125
Federal Home Loan Mortgage Corp.(c)	3.500%	TBA	2,000	2,065,625
Federal Home Loan Mortgage Corp.	3.500%	09/01/26	976	1,027,355
Federal Home Loan Mortgage Corp.	4.000%	06/01/26-12/01/40	6,487	6,840,273
Federal Home Loan Mortgage Corp.	4.500%	09/01/39	6,049	6,415,953
Federal Home Loan Mortgage Corp.	5.000%	10/15/17-05/01/34	12,957	13,967,099
Federal Home Loan Mortgage Corp.	5.500%	09/15/17-01/01/38	4,696	5,022,588

Federal Home Loan Mortgage Corp.	6.000%	08/01/32-09/01/34	633	700,237
Federal Home Loan Mortgage Corp.	6.500%	06/01/13-09/01/32	605	686,609
Federal Home Loan Mortgage Corp.	7.000%	09/01/32	130	150,897
Federal Home Loan Mortgage Corp.	8.000%	03/01/22-08/01/22	63	65,032
Federal Home Loan Mortgage Corp.	8.500%	01/01/17-09/01/19	62	62,179
Federal Home Loan Mortgage Corp.	8.500%	06/01/18	2	1,727
Federal Home Loan Mortgage Corp.	9.000%	01/01/20	32	32,866
Federal Home Loan Mortgage Corp.	11.500%	10/01/19	29	29,990
Federal National Mortgage Association	0.875%	05/21/18	3,005	2,957,539
Federal National Mortgage Association	2.149%(b)	07/01/33	4,428	4,664,917
Federal National Mortgage Association	2.232%(b)	06/01/34	1,386	1,475,250
Federal National Mortgage Association	2.267%(b)	04/01/34	575	606,283
Federal National Mortgage Association(c)	2.500%	TBA	10,500	10,713,692
Federal National Mortgage Association(c)	2.500%	TBA	1,000	1,018,164
Federal National Mortgage Association	2.572%(b)	04/01/34	1,044	1,107,759
Federal National Mortgage Association(c)	3.000%	TBA	5,000	5,202,344
Federal National Mortgage Association(c)	3.000%	TBA	7,500	7,794,141
Federal National Mortgage Association	3.000%	01/01/27	1,954	2,044,767
Federal National Mortgage Association(c)	3.500%	TBA	500	525,547
Federal National Mortgage Association(c)	3.500%	TBA	16,000	16,568,125
Federal National Mortgage Association(c)	3.500%	TBA	23,500	24,272,011
Federal National Mortgage Association	3.500%	03/01/42	1,505	1,561,825
Federal National Mortgage Association(c)	4.000%	TBA	4,500	4,738,008
Federal National Mortgage Association(c)	4.500%	TBA	10,000	10,684,375
Federal National Mortgage Association	4.500%	01/01/20	311	332,650
Federal National Mortgage Association(c)	5.000%	TBA	2,000	2,156,953
Federal National Mortgage Association	5.000%	07/01/18-05/01/36	7,305	7,878,719
Federal National Mortgage Association	5.500%	08/01/15-11/01/36	20,992	23,075,044
Federal National Mortgage Association	6.000%	11/01/14-05/01/36	6,831	7,563,956
Federal National Mortgage Association	6.500%	02/01/14-10/01/37	6,751	7,631,520
Federal National Mortgage Association	7.000%	11/01/13-02/01/36	2,262	2,658,400
Federal National Mortgage Association	8.500%	06/01/17	386(d)	387
Federal National Mortgage Association	9.000%	04/01/25	53	55,706
Federal National Mortgage Association	9.500%	01/01/25-02/01/25	24	24,769
Government National Mortgage Association(c)	3.000%	TBA	11,000	11,198,945
Government National Mortgage Association(c)	3.500%	TBA	7,000	7,358,203
Government National Mortgage Association(c)	4.000%	TBA	10,000	10,669,531
Government National Mortgage Association(c)	4.500%	TBA	1,000	1,069,375
Government National Mortgage Association(c)	4.500%	TBA	3,500	3,743,906
Government National Mortgage Association(c)	4.500%	TBA	2,500	2,694,531
Government National Mortgage Association	4.500%	01/20/41-02/20/41	4,361	4,714,405
Government National Mortgage Association	5.000%	07/15/33-04/15/34	3,891	4,240,964
Government National Mortgage Association	5.500%	02/15/34-02/15/36	2,091	2,294,859

Government National Mortgage Association	7.000%	03/15/22-02/15/29	2,972	3,414,643
Government National Mortgage Association	7.500%	01/15/23-07/15/24	381	416,920
Government National Mortgage Association	8.500%	04/15/25	355	396,437
Government National Mortgage Association	9.500%	09/15/16-08/20/21	152	159,866

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $241,262,320)				247,294,926

U.S. TREASURY OBLIGATIONS — 37.1%
U.S. Treasury Bonds(a)	2.875%	05/15/43	1,125	1,033,769
U.S. Treasury Bonds	3.125%	02/15/43	3,315	3,209,334
U.S. Treasury Bonds(e)	5.000%	05/15/37	2,790	3,683,671
U.S. Treasury Inflation Indexed Bonds	0.125%	04/15/18	11,474	12,031,055
U.S. Treasury Notes(a)	0.125%	04/30/15	1,890	1,883,725
U.S. Treasury Notes	0.250%	03/31/15-04/15/16	35,275	35,220,424
U.S. Treasury Notes(a)	0.250%	05/15/16	940	932,950
U.S. Treasury Notes	0.500%	07/31/17	7,200	7,095,377
U.S. Treasury Notes	1.000%	08/31/16	2,240	2,268,876
U.S. Treasury Notes(a)	1.750%	05/15/23	34,500	33,238,611
U.S. Treasury Notes	4.250%	11/15/17	17,950	20,569,587
U.S. Treasury Notes(f)	4.500%	11/15/15	26,450	29,084,658
U.S. Treasury STRIPS, I/O(a)	0.330%(g)	05/15/15	12,400	12,319,685
U.S. Treasury STRIPS, I/O	2.550%(g)	05/15/22	14,120	11,705,353
U.S. Treasury STRIPS, I/O	2.670%(g)	05/15/25	9,120	6,638,767
U.S. Treasury STRIPS, I/O	2.950%(g)	05/15/27	9,570	6,361,859
U.S. Treasury STRIPS, I/O(a)	3.230%(g)	02/15/26	2,030	1,428,990
U.S. Treasury STRIPS, I/O(a)	3.290%(g)	08/15/26	6,885	4,734,560
U.S. Treasury STRIPS, I/O	3.480%(g)	05/15/28	9,405	5,972,043
U.S. Treasury STRIPS, I/O	3.500%(g)	08/15/28	14,400	9,050,875
U.S. Treasury STRIPS, P/O(a)	0.580%(g)	02/15/16	9,115	8,996,441

TOTAL U.S. TREASURY OBLIGATIONS (cost $216,892,060)				217,460,610

TOTAL LONG-TERM INVESTMENTS (cost $572,750,243)				579,474,955

SHORT-TERM INVESTMENTS — 32.3%

	Shares
AFFILIATED MUTUAL FUNDS — 32.3%
Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund (cost $90,396,799)(h)	9,266,862	86,645,157
Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $103,068,114; includes $57,407,580 of cash collateral for securities on loan)(h)(i)	103,068,114	103,068,114

TOTAL AFFILIATED MUTUAL FUNDS (cost $193,464,913)		189,713,271

	Counterparty	Notional Amount (000)#	Value
OPTION PURCHASED*(k)
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 08/16/13 (cost $183,982)	Deutsche Bank	21,645	43,080

TOTAL SHORT-TERM INVESTMENTS (cost $193,648,895)			189,756,351

TOTAL INVESTMENTS — 131.2% (cost $766,399,138)(j)			769,231,306
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (31.2)%			(182,706,124)

NET ASSETS — 100.0%			$586,525,182

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ACES	Alternative Credit Enhancement Securities
BABs	Build America Bonds
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
P/O	Principal Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $56,022,559; cash collateral of $57,407,580 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2013.
(c)	All or a partial principal amount of $118,500,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(d)	Amount is actual; not rounded to thousands.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	The rate shown is the effective yield at May 31, 2013.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	The United States federal income tax basis of the Schedule of Investments was $769,073,764; accordingly, net unrealized appreciation on investments for federal income tax purposes was $157,542 (gross unrealized appreciation $12,988,177; gross unrealized depreciation $12,830,635). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and difference in the treatment of premium amortization for book and tax purposes as of the most recent fiscal year end.
(k)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2013.
(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at May 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2013	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
116	5 Year U.S. Treasury Notes	Jun. 2013	$14,285,512	$14,266,188	$(19,324)
735	5 Year U.S. Treasury Notes	Sep. 2013	90,106,427	89,974,336	(132,091)
81	U.S. Ultra Treasury Bonds	Sep. 2013	12,364,178	12,322,125	(42,053)
	Short Positions:
47	10 Year U.S. Treasury Notes	Jun. 2013	6,147,395	6,121,750	25,645
37	10 Year U.S. Treasury Notes	Sep. 2013	4,779,277	4,781,094	(1,817)
10	2 Year U.S. Treasury Notes	Sep. 2013	2,205,300	2,201,406	3,894
171	U.S. Long Bonds	Sep. 2013	23,980,946	23,945,344	35,602

					$(130,144)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2013.

Interest rate swap agreements outstanding at May 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
9,555	08/31/16	0.975%	3 month LIBOR(1)	$(94,022)	—	$(94,022)	JPMorgan Chase Bank NA
9,555	08/31/16	0.978%	3 month LIBOR(1)	(95,183)	—	(95,183)	JPMorgan Chase Bank NA
1,460	09/14/16	1.206%	3 month LIBOR(1)	(24,198)	—	(24,198)	Deutsche Bank AG
30,140	11/30/16	0.945%	3 month LIBOR(1)	(139,245)	—	(139,245)	Citibank NA
10,625	08/31/17	0.718%	3 month LIBOR(1)	140,589	—	140,589	Citibank NA
14,525	08/31/17	0.751%	3 month LIBOR(1)	172,612	—	172,612	Morgan Stanley Capital Services
8,190	08/31/17	0.751%	3 month LIBOR(1)	97,224	—	97,224	Bank of Nova Scotia
14,525	08/31/17	0.783%	3 month LIBOR(1)	153,351	—	153,351	Morgan Stanley Capital Services
15,100	08/31/17	0.872%	3 month LIBOR(1)	104,694	—	104,694	Deutsche Bank AG
1,980	03/15/18	0.885%	3 month LIBOR(1)	24,883	—	24,883	Bank of Nova Scotia
1,868	05/17/18	0.989%	3 month LIBOR(1)	21,220	—	21,220	Credit Suisse International
7,700	02/15/19	1.656%	3 month LIBOR(1)	(130,007)	—	(130,007)	Citibank NA
5,715	02/15/20	1.505%	3 month LIBOR(1)	75,253	—	75,253	Morgan Stanley Capital Services
34,025	01/28/23	1.895%	3 month LIBOR(1)	965,026	—	965,026	Morgan Stanley Capital Services
6,825	05/21/23	2.074%	3 month LIBOR(1)	156,184	—	156,184	Credit Suisse International
7,020	08/15/39	3.011%	3 month LIBOR(1)	258,790	—	258,790	Barclays Bank PLC
30,700	08/31/16	0.934%	3 month LIBOR(2)	258,585	—	258,585	Credit Suisse International
15,965	02/28/17	0.680%	3 month LIBOR(2)	(92,315)	—	(92,315)	Citibank NA
1,980	03/18/18	1.049%	3 month LIBOR(2)	(9,473)	—	(9,473)	Barclays Bank PLC
7,700	02/15/19	1.794%	3 month LIBOR(2)	191,806	—	191,806	JPMorgan Chase Bank NA
5,715	11/15/19	1.444%	3 month LIBOR(2)	(63,153)	—	(63,153)	Morgan Stanley Capital Services
9,095	02/15/20	1.355%	3 month LIBOR(2)	(206,633)	—	(206,633)	Morgan Stanley Capital Services
345	05/20/23	1.996%	3 month LIBOR(2)	(10,426)	—	(10,426)	Citibank NA
6,825	06/04/23	2.324%	3 month LIBOR(2)	(8,451)	—	(8,451)	Bank of Nova Scotia
7,020	08/15/39	2.949%	3 month LIBOR(2)	(338,388)	—	(338,388)	Barclays Bank PLC

				$1,408,723	$—	$1,408,723

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2013.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$102,350,092	$—
Corporate Bonds	—	5,957,725	—
Municipal Bond	—	1,336,748	—
Residential Mortgage-Backed Securities	—	1,075,191	—
Small Business Administration Agencies	—	3,999,663	—
U.S. Government Agency Obligations	—	247,294,926	—
U.S. Treasury Obligations	—	217,460,610	—
Affiliated Mutual Funds	189,713,271	—	—
Option Purchased	—	43,080	—
Other Financial Instruments*
Futures Contracts	(130,144)	—	—
Interest Rate Swaps	—	1,408,723	—

Total	$189,583,127	$580,926,758	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 14

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 22, 2013

*	Print the name and title of each signing officer under his or her signature.